                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-07599

                           DOMINI INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

                               Amy Domini Thornton
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                        Date of Fiscal Year End: July 31

                     Date of Reporting Period: June 30, 2008

ITEM 1. PROXY VOTING RECORD.

Domini Institutional Social Equity Fund, the sole series of the registrant, is a "feeder fund" and invests its assets in Domini Social Equity Trust, a series of Domini Social Trust. For the proxy voting record of Domini Social Equity Trust for the period covered by the report, please refer to Form N-PX filed on August 27, 2008, for Domini Social Trust (Investment Company Act File Number:
811-05824; CIK Number: 0000851681).

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INSTITUTIONAL TRUST


By: /s/ Amy L. Thornton
    -------------------------------------------------
    Amy L. Thornton
    President (Principal Executive Officer)

Date: August 27, 2008